Income Taxes - Summary Of Income Tax Rate And The PRC Statutory (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Percent [Abstract]
PRC statutory income tax rates	25.00%	25.00%	25.00%
Effect of expenses not deductible for tax purposes	0.01%	0.01%	0.06%
Effect of additional deduction of research and development expense	(2.64%)	(2.22%)	(64.14%)
Benefit from tax losses and temporary differences utilized	(0.81%)	0.00%	0.00%
Effect of tax incentive	(18.34%)	(22.79%)	39.08%
Total tax cost	3.22%	0.00%	0.00%